INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
9. INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES
9.1. INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES

Accounting policy:

The Company controls an entity when it is exposed to, or has a right over, variable returns arising from its involvement with the entity and has the ability to affect those returns through the exercise of its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which the Company obtains control until the date on which control is discontinued.

The Company assesses whether it retains control over an investee if facts and circumstances indicate that there have been changes in one or more of the three elements of control mentioned above.

When the Company does not hold a majority of the voting rights in an investee, it retains control over the investee when the voting rights are sufficient to enable it, in practice, to unilaterally direct the relevant activities of the investee. In assessing whether the Company's voting rights in an investee are sufficient to give it control, the Company considers all relevant facts and circumstances, including:

  The size of the Company's holding of voting rights in relation to the size and dispersion of the holdings of other holders of voting rights;
  Potential voting rights held by the Company, by other holders of voting rights or by other parties;
  Rights arising from other contractual agreements; and
  Any additional facts and circumstances that indicate that the Company has, or does not have, the ability to direct the relevant activities when decisions need to be made, including voting at meetings.

When necessary, the financial statements of subsidiaries are adjusted to bring their accounting policies into line with the Company's accounting policies.

All intra-group transactions, balances, income, expenses and cash flows are eliminated in the consolidated financial statements.

Changes in holdings in subsidiaries that do not result in loss of control are accounted for as equity transactions. The book value of the Company's and non-controlling interests is adjusted to reflect changes in their respective interests in subsidiaries. The difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the Company's owners.

When the Company loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between: (i) the sum of the fair value of the consideration received and the fair value of any interest retained in the former subsidiary and (ii) the previous book value of the assets (including goodwill) and liabilities of the subsidiary and the non-controlling interest. Any amounts previously recognized in “Other comprehensive income” related to the subsidiary are treated as if the Company had directly disposed of the related assets and liabilities of the subsidiary (i.e. they are reclassified to profit or loss or transferred to another equity account). The fair value of any investment held in the former subsidiary on the date control is lost is considered as the fair value on initial recognition for subsequent accounting purposes, when applicable, or as the cost on initial recognition of an investment in an associate or joint venture.

In the Parent Company's individual financial statements, the financial information of subsidiaries is accounted for using the equity method.

The Company's subsidiaries are listed below:

	12/31/2024	12/31/2023
Directly owned subsidiaries excluding treasury shares
Cosan Corporate
Cosan Corretora de Seguros Ltda	100.00%	100.00%
Cosan Nove Participações S.A.	73.09%	73.09%
Cosan Luxembourg S.A.(i)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda.	98.13%	97.50%
Barrapar Participaçoes Ltda.	100.00%	100.00%
Aldwych Temple	100.00%	100.00%
Cosan Oito S.A.	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Dez Participações S.A.	76.80%	76.80%
Radar
Radar Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Radar II Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Nova Agrícola Ponte Alta S.A.(ii)	50.00%	50.00%
Nova Amaralina S.A. Propriedades Agrícolas (ii)	50.00%	50.00%
Nova Santa Bárbara Agrícola S.A. (ii)	50.00%	50.00%
Terras da Ponta Alta S.A. (ii)	50.00%	50.00%
Castanheira Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Manacá Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Paineira Propriedades Agrícolas S.A. (ii)	50.00%	50.00%
Tellus Brasil Participações S.A. (iii)	20.00%	20.00%
Janus Brasil Participações S.A. (iii)	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. (iii)	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. (iii)	20.00%	20.00%
Moove
Moove Lubricants Holdings	70.00%	70.00%
Rumo
Rumo S.A. (iv)	30.40%	30.42%

(i)	Despite presenting an unsecured liability amount of R$39,310 on December 31, 2024, as shown below, no other events or conditions were identified that, individually or collectively, may raise relevant doubts as to the ability to maintain its operational continuity. Subsidiaries have financial support from the Company.
(ii)	The Company is the majority shareholder, holding 50% of the capital stock plus one share.
(iii)	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity and has the right to appoint a majority of the members of the board of directors of each entity pursuant to a shareholders' agreement entered with certain other shareholders of these entities.
(iv)	The Company is the largest shareholder. In addition, the Company has decision-making power over the relevant activities of this entity and has the right to appoint a majority of the members of the board of directors in accordance with the shareholders' agreement entered with certain other shareholders of the entity.

The following are investments in associates as of December 31, 2024, which are relevant to the Company:

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest
Rumo
Rhall Terminais Ltda	28,580	8,574	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	99,250	19.85%
TGG - Terminal de Granéis do Guarujá S.A.	500,000	50,000	10.00%
CLI Sul S.A.	543,750,625	108,750,125	20.00%
Terminal Multimodal de Grãos e Fertilizantes S.A.	60,005,000	30,002,500	50.00%
Compass
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%
Corporate
Vale S.A(i)	4,539,007,580	177,342,515	4.15%

(i)	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.

	Balance as of January 1, 2024	Interest in earnings of associates	Impairment in associate	Dividends	Reclassification to assets held for sale	Write-off related to sale of shareholding	Business combination (ii)	Capital increase	Other	Balance as of December 31, 2024	Dividend receivable (i)
Rumo
Rhall Terminais Ltda	6,170	2,335	—	(1,208)	—	—	—		—	7,297	—
Termag - Terminal Marítimo de Guarujá S.A.	6,018	(1,721)	—	—	—	—	—		—	4,297	—
TGG - Terminal de Granéis do Guarujá S.A.	15,960	7,463	—	(7,000)	—	—	—		—	16,423	—
CLI Sul S.A.	217,738	17,953		(12,900)			—		—	222,791	—
Terminal XXXIX S.A.	66,415	14,247	—	(19,870)	(60,792)	—	—		—	—	—
Terminal Multimodal de Grãos e Fertilizantes S.A	—	78		(20)	—	—	—	30,000	—	30,058	17
Compass
Companhia Paranaense de Gás - Compagás	403,532	27,656	—	(18,209)	—	—	(413,271)		292	—	—
Companhia de Gás de Santa Catarina - Scgás	640,332	46,179	—	(32,824)	—	—	—		—	653,687	5,495
CEG Rio S.A.	288,386	66,796	—	(18,390)	—	—	—		—	336,792	16,426
Companhia de Gás de Mato Grosso do Sul - Msgás	297,874	13,856	—	(24,254)	—	—	—		—	287,476	—
Norgás S.A.	—	—		—	—	—	—		—	—	7,425
Cosan Corporate
Vale S.A.	15,662,485	1,524,327	(4,672,396)	(1,041,100)	—	(2,462,833)	—		101,653	9,112,136	78,509
Other	6,459	(138)	—	—	—	—	—		1,288	7,609	—
	17,611,369	1,719,031	(4,672,396)	(1,175,775)	(60,792)	(2,462,833)	(413,271)	30,000	103,233	10,678,566	107,872

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.
(ii)	As disclosed in note 9.2, the subsidiary Compass acquired a 51% stake and control of Compagas and is no longer considered an associate.

	Balance as of January 1, 2023	Interest in earnings of associates	Discontinued operation	Dividends	Capital reduction	Reclassification to held for sale	Reclassification of financial assets	Other	Balance as of December 31, 2023	Dividend receivable (i)
Rumo
Rhall Terminais Ltda	5,654	1,716	—	(1,200)	—	—	—	—	6,170	—
Termag - Terminal Marítimo de Guarujá S.A.	8,464	(2,446)	—	—	—	—	—	—	6,018	—
TGG - Terminal de Granéis do Guarujá S.A.	17,468	8,826	—	(10,334)	—	—	—	—	15,960	—
Elevações Portuárias S.A.	296,746	38,992	—	(18,960)	(99,040)	—	—	—	217,738	—
Terminal XXXIX S.A.	53,136	28,247	—	(14,968)	—	—	—	—	66,415	—
Compass
Companhia Paranaense de Gás - Compagás	424,837	36,300	—	(57,956)	—	—	—	351	403,532	5,636
Companhia Pernambucana de Gás - Copergás	415,301	—	5,921	(19,238)	—	(401,984)	—	—	—	—
Companhia de Gás de Santa Catarina - Scgás	627,829	37,028	—	(24,525)	—	—	—	—	640,332	6,957
Sergipe Gás S.A. - SERGÁS	69,430	—	3,230	(5,466)	—	(67,194)	—	—	—	—
Companhia de Gás do Ceará - Cegás	184,537	—	11,573	(13,676)	—	(183,880)	—	1,446	—	—
CEG Rio S.A.	274,480	84,822	—	(70,916)	—	—	—	—	288,386	20,708
Companhia de Gás de Mato Grosso do Sul - Msgás	291,543	20,828	—	(14,497)	—	—	—	—	297,874	2,496
Companhia Potiguar de Gás - Potigas	168,887	—	14,371	(13,118)	—	(170,140)	—	—	—	—
Gás de Alagoas S.A. - Algás	68,448	—	10,324	(8,492)	—	(69,656)	—	(624)	—	—
Cosan Corporate
Vale S.A	—	96,075	—	—	—	—	16,274,081	(707,671)	15,662,485	—
Other	7,183	11	—	—	—	—	—	(735)	6,459	39
	2,913,943	350,399	45,419	(273,346)	(99,040)	(892,854)	16,274,081	(707,233)	17,611,369	35,836

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

Financial information of associates:

	Balance as of December 31, 2024				Balance as of December 31, 2023
	Assets	Liabilities	Shareholders' equity and unsecured liabilities	Profit for the year	Assets	Liabilities	Shareholders' equity and unsecured liabilities	Profit for the year
Rumo
Rhall Terminais Ltda.	26,500	(10,150)	16,350	7,987	33,060	(12,491)	20,569	5,983
Elevações Portuárias S.A.	2,183,550	(1,390,465)	793,085	66,042	1,251,643	(444,748)	806,895	194,954
Termag - Terminal Marítimo de Guarujá S.A.	280,950	(259,472)	21,478	(13,329)	298,815	(268,730)	30,085	4,721
TGG - Terminal de Granéis do Guarujá S.A.	233,962	(69,789)	164,173	68,477	242,779	(73,216)	169,563	88,867
Terminal XXXIX S.A.	—	—	—	—	481,569	(326,731)	154,838	53,986
Terminal Multimodal de Grãos e Fertilizantes S.A.	61,002	(1,032)	59,970	146	—	—	—	—

Compass
Companhia Paranaense de Gás - Compagás	—	—	—	—	1,208,959	(685,288)	523,671	96,866
Companhia de Gás de Santa Catarina - Scgás	1,127,032	(328,564)	798,468	162,847	1,118,237	(399,252)	718,985	153,217
CEG Rio S.A.	1,695,573	(953,322)	742,251	184,905	1,944,385	(1,326,484)	617,901	233,099
Companhia de Gás de Mato Grosso do Sul - Msgás	378,691	(197,859)	180,832	37,640	390,976	(193,298)	197,678	56,649

Cosan Corporate
Vale S.A.	455,316,000	(248,544,000)	206,772,000	31,592,000	423,626,000	(232,661,000)	190,965,000	39,940,000
9.2. ACQUISITION OF SUBSIDIARIES

Accounting policy:

Business combinations are accounted for using the acquisition method. The consideration transferred in the acquisition is measured at fair value, calculated as the sum of the fair values of the assets transferred by the Company on the acquisition date, the liabilities incurred by the Company in relation to the former controlling shareholders of the acquired entity and the equity interests issued by the Company in exchange for control of the acquired entity. Acquisition-related costs are recognized in profit or loss as incurred.

The consideration transferred does not include amounts relating to the payment of pre-existing relationships. These amounts are generally recognized in the income statement.

In determining whether a set of activities and assets constitutes a business, the Company assesses whether the set of assets and activities acquired includes at least one input and one substantive process that together contribute significantly to the ability to generate output.

On the acquisition date, identifiable assets acquired and liabilities assumed are recognized at fair value on that date, except for:

  Deferred tax assets or liabilities and assets and liabilities related to employee benefit arrangements, which are recognized and measured in accordance with IAS 12 and IAS 19;
  Share-based payment plans held by the acquiree's employees that need to be replaced (plan replacement). All or part of the new replacement plan amount issued by the Company is included in the measurement of the consideration transferred in the business combination. This determination is based on the fair value of the replacement plan compared to the fair value of the acquiree's share-based payment plan and to the extent that this replacement plan relates to services rendered prior to the combination; and
  Assets classified as held for sale, in accordance with IFRS 5, which are measured in accordance with this standard.

When measuring fair values, valuation techniques are used which consider market prices for similar items, discounted cash flow, among others.

Initially, goodwill is measured as the excess of the consideration transferred over the net assets acquired (identifiable assets acquired, net of liabilities assumed). If the consideration is less than the fair value of the net assets acquired, the difference must be recognized in profit or loss as a gain on a bargain purchase.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, as of the acquisition date, allocated to each of the Company's cash-generating units that are expected to benefit from the synergies of the combination, regardless of whether other assets or liabilities of the acquiree are attributed to these units.

When goodwill is part of a cash-generating unit and a portion of that unit is disposed of, the goodwill associated with the portion disposed of must be included in the cost of the transaction when determining the gain or loss on disposal. The goodwill disposed of in these circumstances is determined on the basis of the proportional values of the portion disposed of in relation to the cash-generating unit held.

When the consideration transferred by the Company in a business combination includes a contingent consideration agreement, the contingent consideration is measured at fair value on the acquisition date and included in the consideration transferred in the business combination. Changes in the fair value of contingent consideration classified as measurement period adjustments are adjusted retroactively, with corresponding adjustments to goodwill. Measurement period adjustments correspond to adjustments resulting from additional information obtained during the “measurement period” (which cannot be longer than one year from the acquisition date), related to facts and circumstances existing on the acquisition date.

Subsequent accounting for changes in the fair value of contingent consideration not classified as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration classified as equity is not remeasured on subsequent disclosure dates, and its settlement is recorded in equity.

When a business combination is carried out in stages, the interest previously held by the Company in the acquiree is remeasured to its fair value on the acquisition date, and the corresponding gain or loss, if any, is recognized in profit or loss. The values of the interests in the acquired entity prior to the acquisition date, previously recognized in “Other comprehensive income”, are reclassified to profit or loss, to the extent that such treatment would have been appropriate if the interest had been sold.

As this is a fair value measurement, if new information obtained within one year of the acquisition date about the facts and circumstances that existed on the acquisition date indicates adjustments to the aforementioned amounts or any additional provisions that existed on the acquisition date, the accounting for the acquisition will be reviewed. Management expects that only the measurement of intangible assets will have any impact on this assessment.

Contingent liabilities recognized in a business combination

Contingent liabilities acquired in a business combination are initially measured at fair value on the acquisition date. At year-end, these contingent liabilities are measured at the higher of:

  the amount that would be recognized in accordance with IAS 37; and
  the amount initially recognized, less the accumulated amortization of revenue recognized in accordance with IFRS 15.

Companhia Paranaense de Gás – COMPAGAS

On September 16, 2024, the indirect subsidiary Compass Dois completed the acquisition of a 51% stake in Companhia Paranaense de Gás - Compagas (“Compagas”) for the amount of R$962,125. Therefore, the subsidiary Compass now holds a total indirect stake of 63.5% in Compagas. Of this total, R$384,394 was paid up to the date of completion of the transaction, while R$577,731 (R$595,567 monetarily updated by the Selic rate as of December 31, 2024) corresponds to the remaining installments, which will be paid up to September 2026 and are recorded under “Other financial liabilities”. The outstanding balance is updated by SELIC, totaling R$17,835 on December 31, 2024.

The acquisition is in line with the strategy of the indirect subsidiary Compass to focus on irreplicable assets in the natural gas sector.

Compagas is headquartered in the city of Curitiba, the capital of the state of Paraná, and exclusively operates the piped natural gas distribution service for that state through a concession contract valid until July 2054.

In the preliminary evaluation carried out by the subsidiary Compass, the acquisition price was mostly allocated to the concession right and will be amortized over the term of the concession contract. In addition, a contingent liability was allocated in accordance with note 16.

The fair value of the assets and liabilities acquired is shown below. The value of non-controlling interests is measured by their proportional share in the fair value of the assets and liabilities acquired.

Transferred consideration
Cash transfer - on the date of signing the contract	47,270
Cash transfer - on the closing date	337,124
Remaining installments	577,731
Transferred consideration	962,125

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	53,801
Accounts receivable from customers	106,431
Income tax and social contribution to be recovered	25,869
Other taxes to be recovered	53,317
Other assets	81,269
Contract assets	56,627
Intangible	2,905,516
Loans, borrowings and debentures	(285,033)
Trade payables	(77,273)
Current income tax and social contribution payable	(21,258)
Other taxes payable	(32,066)
Other accounts payable	(138,952)
Provision for lawsuits	(98,126)
Deferred income tax and social contribution liabilities	(743,602)
Participation of non-controlling shareholders	(924,395)
Net assets acquired	962,125
Cash received	(53,801)
Consideration transferred, net of cash	908,324

The consolidated income statement includes since the acquisition date net operating revenue and net income for the period in the amounts of R$314,288 and R$22,746, respectively generated by Compagas. Whether Compagas had been consolidated since January 1, 2024, the consolidated income statement for the period ended December 31, 2024 would have been increased by net operating revenue and net income for the period in the amounts of R$651,206 and R$26,448 respectively.

9.3. NON-CONTROLLING INTEREST IN SUBSIDIARIES

Accounting policy:

Non-controlling interests in subsidiaries are presented separately from the parent company's interest in consolidated equity. Non-controlling interests that represent equity interests and entitle their holders to a proportionate share of the entity's assets in the event of liquidation may be measured initially at fair value or based on the proportionate share of the acquired entity's identifiable net assets attributable to non-controlling interests. The choice of measurement method is made on a transaction-by-transaction basis. Other types of non-controlling interests are initially measured at fair value. After the acquisition, the book value of the non-controlling interests is determined by the value of these interests at initial recognition, adjusted by the portion of subsequent changes in the subsidiary's equity attributable to the non-controlling interests.

The result and each component of other comprehensive income are attributed to the Company's owners and to the non-controlling interests. The total comprehensive income of subsidiaries is attributed to the Company's owners and non-controlling interests, even if this results in a negative balance for non-controlling interests.

Below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before intercompany eliminations.

	Shares issued by the subsidiary	Shares held by non-controlling shareholders	Non-controlling interest
Radar
Tellus Brasil Participações S.A.	119,063,044	95,250,435	80.00%
Janus Brasil Participações S.A.	286,370,051	229,096,041	80.00%
Duguetiapar Empreendimentos e Participações S.A.	3,573,842	2,859,074	80.00%
Gamiovapar Empreendimentos e Participações S.A.	12,912,970	10,330,376	80.00%
Radar Propriedades Agrícolas S.A.	737,500	368,750	50.00%
Nova Agrícola Ponte Alta S.A.	160,693,378	80,346,689	50.00%
Terras da Ponte Alta S.A.	16,066,329	8,033,165	50.00%
Nova Santa Bárbara Agrícola S.A.	32,336,994	16,168,497	50.00%
Nova Amaralina S.A.	30,603,159	15,301,580	50.00%
Paineira Propriedades Agrícolas S.A.	132,667,061	66,333,531	50.00%
Manacá Propriedades Agrícolas S.A.	128,977,921	64,488,961	50.00%
Castanheira Propriedades Agrícolas S.A.	83,850,938	41,925,469	50.00%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,111	50.00%
Rumo
Rumo S.A.	1,854,868,949	1,287,383,261	69.60%
Moove
Moove Lubricants Holdings	34,963,764	10,489,129	30.00%
Cosan Corporate
Cosan Nove Participações S.A.	7,663,761,736	2,062,583,640	26.91%
Cosan Limited Partners Brasil Consultoria Ltda.	160,000	3,000	1.88%
Cosan Dez Participações S.A.	3,473,458,688	805,963,829	23.20%

The following table summarizes information relating to each of the Company's subsidiaries that has material non-controlling interests, prior to any intra-group elimination.

	Balance as of January 1, 2024	Profit attributable to non-controlling interests	Capital increase (reduction)	Sale of assets held for sales	Other comprehensive income	Dividends	Business combination	Other	Balance as of December 31, 2024
Compass
Comgás	32,145	14,726	—	—	—	(20,680)	—	446	26,637
Commit Gás S.A.	1,562,500	138,356	—	—	—	(456,045)	112,401	235	1,357,447
Norgás S.A.	372,030	—	—	(372,030)	—	—	—	—	—
Companhia Paranaense de Gás - COMPAGAS	—	1,569	—	—	—	(3,446)	462,197	188	460,508
Biometano Verde Paulínia S.A	237,981	1,228	—	—	—	(970)	—	—	238,239
Compass Gás e Energia	790,672	235,988	(179,999)	—	(19,254)	(269,808)	—	344	557,943
Rumo
Rumo S.A.	11,104,589	(657,631)	—		904	(6,676)	—	16,266	10,457,452
Moove
Moove Lubricants Holdings	695,848	118,209	—	—	26,028	(270,000)	—	(3,094)	566,991
Cosan Corporate
Cosan Limited Partners Brasil	7	(2)	—	—	—	—	—	—	5
Cosan Nove Participações S.A.	2,567,019	(365,149)	34,202		25,796	(105,000)	—	7,577	2,164,445
Cosan Dez Participações S.A.	1,512,041	501,890	(396,395)	—	(34,229)	(603,022)	—	(152)	980,133
Radar
Janus Brasil Participações S.A.	4,743,201	513,119	—	—	—	(205,270)	—	—	5,051,050
Tellus Brasil Participações S.A.	3,156,328	359,813	(74,741)	—	—	(316,542)	—	—	3,124,858
Gamiovapar Empreendimentos e Participações S.A.	472,244	128,911	—	—	—	(9,549)	—	—	591,606
Duguetiapar Empreendimentos e Participações S.A.	66,715	7,911	(17,143)	—	—	(59,821)	—	—	(2,338)
Radar II Propriedades Agrícolas S.A.	1,089,154	113,818	(584)	—	—	(25,518)	—	—	1,176,870
Radar Propriedades Agrícolas S.A.	204,444	67,872	—	—	—	(16,968)	—	—	255,348
Nova Agrícola Ponte Alta S.A.	417,013	21,574	—	—	—	(7,988)	—	—	430,599
Nova Amaralina S.A. Propriedades Agrícolas	29,893	12,140	—	—	—	(3,035)	—	—	38,998
Nova Santa Bárbara Agrícola S.A.	197,833	8,239	—	—	—	(245)	—	—	205,827
Terras da Ponte Alta S.A.	84,251	(4,238)	—	—	—	10,237	—	—	90,250
Paineira Propriedades Agrícolas S.A.	199,303	24,339	—	—	—	(3,235)	—	—	220,407
Manacá Propriedades Agrícolas S.A.	199,584	23,397	—	—	—	(6,503)	—	—	216,478
Castanheira Propriedades Agrícolas S.A.	291,078	(4,050)	—	—	—	(2,183)	—	—	284,845
	30,025,873	1,262,029	(634,660)	(372,030)	(755)	(2,382,267)	574,598	21,810	28,494,598

	Balance as of January 1, 2023	Profit attributable to non-controlling interests	Capital (reduction) increase	Gain (loss) with capital increase	Other comprehensive income	Dividends	Business combination	Reclassification	Other	Balance as of December 31, 2023
Compass
Comgás	27,151	11,419	—	—	444	(6,869)	—	—	—	32,145
Commit Gás S.A.	2,058,651	185,312	—	—	—	(309,324)	—	(372,030)	(109)	1,562,500
Norgás S.A.	—	—	—	—	—	—	—	372,030	—	372,030
Biometano Verde Paulínia S.A	—	521	—	—	—	—	237,460	—	—	237,981
Compass Gás e Energia	782,583	192,358	—	—	132	(183,126)	—	—	(1,275)	790,672
Rumo
Rumo S.A.	10,797,146	503,029	(12,250)	(9,280)	704	(122,165)	—	—	(52,595)	11,104,589
Moove
Cosan Lubes Investments Limited	702,001	82,979	—	—	(78,742)	(15,346)	—	—	4,956	695,848
Cosan Corporate
Cosan Limited Partners Brasil	9	(2)	—	—	—	—	—	—	—	7
Cosan Nove Participações S.A.	2,634,310	338,315	—	32,732	(14,728)	(436,566)	—	—	12,956	2,567,019
Cosan Dez Participações S.A.	1,302,661	573,987	1	—	454	(372,772)	—	—	7,710	1,512,041
Sinlog Tecnologia em Logística S.A.	14,911	(1,969)	21,959	(12,622)	—	—	—	—	(22,279)	—
Radar
Janus Brasil Participações S.A.	3,773,279	924,908	—	—	—	(74,830)	—	—	119,844	4,743,201
Tellus Brasil Participações S.A.	2,584,058	562,713	(18,400)	—	—	(40,531)	—	—	68,488	3,156,328
Gamiovapar Empreendimentos e Participações S.A.	505,681	19,233	(5,004)	—	—	(47,377)	—	—	(289)	472,244
Duguetiapar Empreendimentos e Participações S.A.	70,857	26,185	—	—	—	(30,319)	—	—	(8)	66,715
Radar II Propriedades Agrícolas S.A.	878,879	174,346	(1,902)	—	—	37,831	—	—	—	1,089,154
Radar Propriedades Agrícolas S.A.	212,065	4,331	(7,275)	—	—	(4,677)	—	—	—	204,444
Nova Agrícola Ponte Alta S.A.	365,807	35,196	—	—	—	16,010	—	—	—	417,013
Nova Amaralina S.A. Propriedades Agrícolas	2,041	12,971	—	—	—	14,881	—	—	—	29,893
Nova Santa Bárbara Agrícola S.A.	201,389	(3,141)	—	—	—	(415)	—	—	—	197,833
Terras da Ponte Alta S.A.	73,421	14,440	—	—	—	(3,610)	—	—	—	84,251
Paineira Propriedades Agrícolas S.A.	157,784	40,115	—	—	—	1,404	—	—	—	199,303
Manacá Propriedades Agrícolas S.A.	160,553	40,163	(1,151)	—	—	19	—	—	—	199,584
Castanheira Propriedades Agrícolas S.A.	210,995	52,944	—	—	—	27,139	—	—	—	291,078
	27,516,232	3,790,353	(24,022)	10,830	(91,736)	(1,550,643)	237,460	—	137,399	30,025,873

Summary statement of financial position:

	Cosan Dez		Cosan Nove		Moove		Rumo		Radar
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Current
Assets	1,590,825	1,020,790	46,918	4,903	31,765	91,412	3,451,323	3,846,647	559,288	819,887
Liabilities	(1,336,052)	(127,876)	(40,018)	(392)	—	(3,603)	(1,267,586)	(1,135,917)	(137,056)	(184,004)
Current net assets	254,773	892,914	6,900	4,511	31,765	87,809	2,183,737	2,710,730	422,232	635,883

Non-current
Assets	4,091,608	5,798,291	9,310,850	10,373,285	1,858,568	2,218,429	23,288,895	22,572,211	17,179,276	16,152,441
Liabilities	—	—	—	—	—	—	(10,741,388)	(9,611,588)	(602,315)	(613,705)
Non-current net assets	4,091,608	5,798,291	9,310,850	10,373,285	1,858,568	2,218,429	12,547,507	12,960,623	16,576,961	15,538,736

Shareholders’ equity	4,346,381	6,691,205	9,317,750	10,377,796	1,890,333	2,306,238	14,731,244	15,671,353	16,999,193	16,174,619

Summary statements of profit or loss and other comprehensive income:

	Cosan Dez			Cosan Nove			Moove
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Net revenue	—	—	—	—	—	—	—	—	3,842,981
Income before taxes	1,556,754	1,396,633	63,578	(1,078,773)	1,005,640	194,522	394,309	207,982	485,729
Income tax and social contribution	(15,863)	(2,301)	—	(271)	(5,892)	—	—	—	11,665
Income for the year	1,540,891	1,394,332	63,578	(1,079,044)	999,748	194,522	394,309	207,982	497,394
Other comprehensive income (loss)	(122,246)	1,957	—	76,229	(54,731)	—	86,760	(262,473)	—
Total comprehensive results	1,418,645	1,396,289	63,578	(1,002,815)	945,017	194,522	481,069	(54,491)	497,394

Comprehensive income attributable to non-controlling shareholders	(34,229)	454	14,965	25,796	(14,728)	52,353	26,028	(78,742)	149,218
Dividends paid	1,667,187	372,772	—	—	571,261	—	900,000	—	150,000

	Rumo			Radar
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Net revenue	1,064,286	1,013,446	984,597	1,441,809	743,411	834,616
Income before taxes	(863,209)	769,233	633,164	1,936,036	2,820,202	1,556,155
Income tax and social contribution	(96,038)	(49,569)	(118,224)	(130,285)	(147,636)	(74,915)
Income for the year	(959,247)	719,664	514,940	1,805,751	2,672,566	1,481,240
Other comprehensive income	1,300	1,011	2,961	—	—	—
Total comprehensive results	(957,947)	720,675	517,901	1,805,751	2,672,566	1,481,240

Comprehensive income attributable to non-controlling shareholders	904	704	360,776	—	—	—
Dividends paid	170,817	122,231	35,733	917,530	530,576	948,967

Summary - Statement of Cash Flows:

	Cosan Dez			Cosan Nove			Moove
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Cash (generated (used in) in operating activities	35,059	(176)	3	3,390	14,941	2	(3,079)	(359)	292,204
Cash (generated (used in) in investing activities	2,366,296	757,196	—	63,262	555,408	(19,217)	896,369	(5,683)	(41,004)
Cash generated (used in) in financing activities	(2,770,208)	(372,772)	2,011	(65,000)	(571,261)	21,936	(900,000)	7,976	(197,994)
Reduction of cash and cash equivalents	(368,853)	384,248	2,014	1,652	(912)	2,721	(6,710)	1,934	53,206

Cash and cash equivalents at the beginning of the year	386,262	2,014	—	1,809	2,721	—	1,858	—	761,698
Effect of FX variation on the cash balance and cash equivalents	—	—	—	—	—	—	5,655	(76)	—
Cash and cash equivalents at the end of the year	17,409	386,262	2,014	3,461	1,809	2,721	803	1,858	814,904

	Rumo			Radar
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Cash (generated (used in) in operating activities	469,310	674,137	94,522	999,607	626,057	791,779
Cash (generated (used in) in investing activities	(487,467)	(175,273)	2,518,699	22,667	(30,681)	175,611
Cash generated (used in) in financing activities	(692,256)	445,843	(1,235,688)	(1,029,179)	(581,012)	(949,277)
Reduction of cash and cash equivalents	(710,413)	944,707	1,377,533	(6,905)	14,364	18,113

Cash and cash equivalents at the beginning of the year	3,114,042	2,169,335	791,802	39,946	25,582	7,469
Effect of FX variation on the cash balance and cash equivalents	—	—	—	—	—	—
Cash and cash equivalents at the end of the year	2,403,629	3,114,042	2,169,335	33,041	39,946	25,582

9.4. INVESTMENTS IN ASSOCIATES

Accounting policy:

An associate is an entity over which the Company exercises significant influence and which is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in decisions on the financial and operating policies of the investee, without exercising individual or joint control over these policies.

The results, assets and liabilities of associates are incorporated into these financial statements using the equity method, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5.

Under the equity method, the investment in an associate is initially recognized at cost. The book value of the investment is adjusted for the purpose of recognizing changes in the Company's interest in the equity of the associate from the date of acquisition. The goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor tested separately for impairment. Consequently, reversals of impairments may include the reversal of goodwill impairments. Impairments and reversals are presented together with the item “Equity” in the statement of profit or loss for the year.

The Company discontinues the use of the equity method from the date on which the investment ceases to be an associate. When a Company holds an interest in a former associate and that interest is a financial asset, the Company measures the interest held at fair value on the basis of the data, and that fair value is considered to be its fair value at initial recognition. The difference between the carrying amount of the associate at the date on which the use of the equity method is discontinued and the fair value of any interest held, as well as any proceeds from the partial disposal of the interest in the associate, are included in determining the gain or loss on disposal of the associate. In addition, the Company accounts for all amounts previously recognized in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets and liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by the associate is reclassified to profit or loss upon disposal of the corresponding assets and liabilities, the Company reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the associate is disposed of.

Transactions between associates and their non-controlling shareholders that affect equity are recognized by the equity method in the Company's profit or loss.

The associate's financial projections are prepared for the same reporting period as the Company. When necessary, adjustments are made so that the accounting policies are audited with the Company.

On November 30, 2023, the Company obtained sufficient evidence to demonstrate its ability to exercise significant influence over Vale's policies and operations. This evidence consisted of the participation of the member appointed by Cosan to Vale's Board of Directors in the policy-making process, including decisions on dividends and other distributions. Consequently, from that date onwards, Cosan considered Vale to be an associated company, recording the investment using the equity method.

a) Summarized financial position:

The following table summarizes the financial information of the associate.

Fair value	12/31/2024	12/31/2023
Current assets	83,476,000	71,488,000
Non-current assets held for sale	—	19,041,000
Non-current assets	601,493,249	559,608,737
Current liabilities	82,297,159	69,424,316
Liabilities related to assets held for sale	—	2,714,000
Non-current liabilities	247,509,879	234,756,474
Revenue	206,005,000	208,066,000
Profits and losses from continuing operations	27,848,043	40,554
Other comprehensive income	6,474,000	(2,467,000)
Total comprehensive income	34,322,043	38,087,000

Equity	338,900,211	326,980,947
Cosan’s share in equity	4.15%	4.90%
Equity interest of Cosan’s Investment	14,064,359	16,022,066

Equity method	12/31/2024	12/31/2023 (i)
Profit for the period	31,592,400	2,189,734
Cosan's share in equity	4.15%	4.90%
Cosan's share of year	1,311,085	107,297
Amortization of fair value adjustments	107,193	(11,222)
Other equity effects	106,050	—
Equity in earnings	1,524,327	96,075

(i)	Equity in earnings related to the one-month period since the Company obtained significant influence at Vale on November 30, 2023.

b) Impairment – Recoverability test of investment in Vale

The Company periodically monitors its investments for the need to recognize impairment losses, in line with IAS 28.

During the year ended December 31, 2024, the Company identified a prolonged and significant loss of its investment in Vale, observing the variation in Vale's share price. Thus, in accordance with the requirements of IAS 28:41A to 41C, the Company performed the impairment test of its investment in Vale on December 31, 2024, recognizing a provision for impairment losses in the amount of R$4,672,396, as shown below:

Vale S.A.
Quantity held by Cosan on December 31, 2024	177,342,515
Recoverable value	9,112,136
Book value	13,784,532
Provision for impairment loss	(4,672,396)

Assumptions for the impairment calculation

The fair value of the investment on December 31, 2024 for the recognition of the provision for impairment considers the share price adjusted by sales costs which are (i) discount rate, and (ii) structuring fee, considering a sale via auction on B3 through the Book of Block Trade (“BBT”) operation.